BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
PROPERTY & EQUIPMENT
Estimated residual value (as a percent)			10.00%
Parts Related to Flight Equipment
PROPERTY & EQUIPMENT
Depreciation expense	$ 92	$ 308	$ 481	$ 426